Financial Instruments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 8,000,000	$ 7,000,000
Available-for-sale equity investments	83,000,000	458,000,000
Potential reduction in net position of total derivative liabilities	324,000,000	475,000,000
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	546,000,000	511,000,000
Recurring | Investments and other sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	754,000,000	588,000,000
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	365,000,000	871,000,000
Recurring | Other liabilities.
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	166,000,000	135,000,000
Other securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	8,000,000	7,000,000
Level 1 | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,886,000,000	1,532,000,000
Debt securities - noncurrent	1,000,000	1,000,000
Available-for-sale equity investments	69,000,000	445,000,000
Total Assets	1,956,000,000	1,978,000,000
Level 1 | Money market funds | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,886,000,000	1,532,000,000
Level 2 | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	6,600,000,000	6,269,000,000
Debt securities - current		990,000,000
Debt securities - noncurrent	7,000,000	6,000,000
Available-for-sale equity investments	14,000,000	13,000,000
Derivative assets	1,300,000,000	1,099,000,000
Total Assets	7,921,000,000	8,377,000,000
Total Liabilities	531,000,000	1,006,000,000
Level 2 | Interest rate contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	783,000,000	548,000,000
Level 2 | Foreign exchange contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	510,000,000	539,000,000
Derivative liabilities	523,000,000	1,003,000,000
Level 2 | Equity contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	7,000,000	12,000,000
Derivative liabilities	8,000,000	3,000,000
Level 2 | Time deposits and certificates of deposit | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,082,000,000	2,473,000,000
Level 2 | Commercial paper | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,760,000,000	2,673,000,000
Debt securities - current		490,000,000
Level 2 | Canada government securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		1,054,000,000
Level 2 | U.S. government securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,750,000,000	44,000,000
Debt securities - current		500,000,000
Level 2 | U.S. government agency securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		22,000,000
Level 2 | Other securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8,000,000	3,000,000
Debt securities - current		1,000,000
Total fair value | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8,486,000,000	7,801,000,000
Debt securities - current		990,000,000
Debt securities - noncurrent	8,000,000	7,000,000
Available-for-sale equity investments	83,000,000	458,000,000
Derivative assets	1,300,000,000	1,099,000,000
Total Assets	9,877,000,000	10,355,000,000
Total Liabilities	531,000,000	1,006,000,000
Potential reduction in net position of total derivative assets	324,000,000	475,000,000
Potential reduction in net position of total derivative liabilities	324,000,000	475,000,000
Total fair value | Interest rate contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	783,000,000	548,000,000
Total fair value | Foreign exchange contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	510,000,000	539,000,000
Derivative liabilities	523,000,000	1,003,000,000
Total fair value | Equity contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	7,000,000	12,000,000
Derivative liabilities	8,000,000	3,000,000
Total fair value | Time deposits and certificates of deposit | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,082,000,000	2,473,000,000
Total fair value | Commercial paper | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,760,000,000	2,673,000,000
Debt securities - current		490,000,000
Total fair value | Money market funds | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,886,000,000	1,532,000,000
Total fair value | Canada government securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		1,054,000,000
Total fair value | U.S. government securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,750,000,000	44,000,000
Debt securities - current		500,000,000
Total fair value | U.S. government agency securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		22,000,000
Total fair value | Other securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8,000,000	3,000,000
Debt securities - current		$ 1,000,000